As filed with the Securities and Exchange Commission on April 1, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  October 31, 2013

Date of reporting period:  January 31, 2013

Item 1. Schedules of Investments.

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
at January 31, 2013 (Unaudited)

COMMON STOCKS - 82.42%	Shares	Value
Apparel Manufacturing - 2.39%
VF Corp.	6,800	$1,003,544

Broadcasting (except Internet) - 4.99%
Comcast Corp. - Class A	55,000	2,094,400

Chemical Manufacturing - 5.29%
Allergan, Inc.	12,900	1,354,629
Pfizer, Inc.	31,595	861,912
		2,216,541

Computer and Electronic Product Manufacturing - 5.53%
Dell, Inc.	18,000	238,320
SanDisk Corp. *	28,350	1,417,217
Texas Instruments, Inc.	20,000	661,600
		2,317,137

Credit Intermediation and Related Activities - 5.50%
Bank of New York Mellon Corp.	16,300	442,708
F.N.B. Corp.	48,700	564,433
PNC Financial Services Group, Inc.	21,000	1,297,800
		2,304,941

Fabricated Metal Product Manufacturing - 2.22%
Parker Hannifin Corp.	10,000	929,700

Furniture and Related Product Manufacturing - 0.37%
Tempur-Pedic International, Inc. *	4,000	155,840

Insurance Carriers and Related Activities - 7.09%
Arthur J. Gallagher & Co.	33,300	1,230,435
Erie Indemnity Co. - Class A	6,800	485,112
Loews Corp.	29,000	1,257,730
		2,973,277

Machinery Manufacturing - 4.62%
General Electric Co.	61,400	1,367,992
Joy Global, Inc.	9,000	568,530
		1,936,522

Miscellaneous Manufacturing - 5.96%
Medtronic, Inc.	22,900	1,067,140
Rockwell Automation, Inc.	16,050	1,431,499
		2,498,639

Paper Manufacturing - 3.08%
Kimberly-Clark Corp.	14,450	1,293,419

Petroleum and Coal Products Manufacturing - 3.21%
BP PLC - ADR	30,200	1,344,504

Primary Metal Manufacturing - 1.01%
Matthews International Corp. - Class A	13,000	425,880

Professional, Scientific, & Technical Services - 2.30%
Amgen, Inc.	11,300	965,698

Publishing Industries (except Internet) - 5.56%
CA, Inc.	49,100	1,218,662
Microsoft Corp.	40,600	1,115,282
		2,333,944
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.58%
The Charles Schwab Corp.	40,000	661,200

Telecommunications - 11.13%
AT&T, Inc.	55,000	1,913,450
Consolidated Communications Holdings, Inc.	33,185	571,114
Verizon Communications, Inc.	32,600	1,421,686
Windstream Corp.	78,000	759,720
		4,665,970

Transportation Equipment Manufacturing - 6.78%
The Boeing Co.	16,650	1,229,936
Honeywell International, Inc.	23,650	1,613,876
		2,843,812

Utilities - 3.81%
FirstEnergy Corp.	27,700	1,121,573
Kinder Morgan, Inc.	12,693	475,480
		1,597,053
Total Common Stocks (Cost $26,012,016)		34,562,021

EXCHANGE-TRADED FUNDS - 3.79%
iShares iBoxx $ Investment Grade Corporate Bond Fund	8,300	991,186
iShares MSCI Japan Index Fund	60,000	598,200
Total Exchange-Traded Funds (Cost $1,542,549)		1,589,386

WARRANTS - 0.20%
Utilities - 0.20%
Kinder Morgan, Inc. *	19,200	85,632
Total Warrants (Cost $18,481)		85,632

SHORT-TERM INVESTMENTS - 13.53%
Money Market Funds - 5.18%
Goldman Sachs Financial Square Prime Obligations Fund - Institutional Class, 0.08% †	83,388	83,388
Invesco STIC - Liquid Assets Portfolio - Institutional Class, 0.12% †	2,090,000	2,090,000
		2,173,388

U.S. Treasury Bills - 8.35%	Principal Amount
U.S. Treasury Bill, 0.08%, due 6/27/13 +	$3,500,000	3,498,831
Total Short-Term Investments (Cost $5,673,121)		5,672,219

Total Investments (Cost $33,246,167) - 99.94%		41,909,258
Other Assets in Excess of Liabilities - 0.06%		25,195
Net Assets - 100.0%		$41,934,453

ADR - American Depository Receipt
* Non-income producing security.
† Rate shown is the 7-day annualized yield at January 31, 2013.
+ Rate shown is the discount rate at January 31, 2013.

Fort Pitt Capital Total Return Fund
Notes to Schedule of Investments
January 31, 2013 (Unaudited)

Note 1 – Securities Valuation

The Fort Pitt Capital Total Return Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks, exchange-traded funds and warrants, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$5,939,418	$-	$-	$5,939,418
Information	9,094,314	-	-	9,094,314
Manufacturing	16,965,538	-	-	16,965,538
Professional, Scientific, and Technical Services	965,698	-	-	965,698
Utilities	1,597,053	-	-	1,597,053
Total Common Stocks	34,562,021	-	-	34,562,021
Exchange-Traded Funds	1,589,386	-	-	1,589,386
Warrants	85,632	-	-	85,632
Short-Term Investments
Money Market Funds	2,173,388	-	-	2,173,388
U.S. Treasury Bill	-	3,498,831	-	3,498,831
Total Short-Term Investments	2,173,388	3,498,831	-	5,672,219
Total Investments	$38,410,427	$3,498,831	$-	$41,909,258

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at January 31, 2013, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended January 31, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$33,246,179

Gross unrealized appreciation	$10,430,705
Gross unrealized depreciation	(1,767,626)
Net unrealized appreciation	$8,663,079

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 3/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 3/27/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 3/27/2013

* Print the name and title of each signing officer under his or her signature.